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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rex Capital Advisors, LLC
Address: 50 Park Row West, Suite 113
         Providence, RI  02903

13F File Number:  28-12260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur X. Duffy
Title:     Managing Member

Phone:     401.383.5370

Signature, Place, and Date of Signing:

*
______________________________________________
  Arthur X. Duffy    Providence, RI    2/14/12


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $143,130,302


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
FORM 13F   INFORMATION TABLE


                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                               CUSIP     FAIR MARKET    SHARES/  SH/ PUT/ INVSTMT  OTHER    (A)      (B)    (C)
NAME OF ISSUER                TITLE OF CLASS   NUMBER       VALUE       PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
-----------------------       --------------- ---------   -----------  --------- --- ---- ------- --------  ----   ------  ------
3M Co                         COM             88579y101       775,947      8,357 SH       SOLE                              8,357

Abbott Laboratories           COM             2824100         228,006      3,481 SH       SOLE                              3,481

ACE Ltd                       COM             H0023R105       359,180      4,501 SH       SOLE                              4,501

American Express Company      COM             25816109        353,100      6,143 SH       SOLE                              6,143

Anheuser-Busch InBev NV       COM             03524A108       267,125      3,056 SH       SOLE                              3,056

Apple Inc                     COM             37833100        347,509        653 SH       SOLE                                653

Bank of America Corp          COM             60505104        969,005     83,463 SH       SOLE                             83,463

Boardwalk Pipeline Partner    COM             96627104        251,565     10,103 SH       SOLE                             10,103

BP PLC ADR                    COM             55622104        254,337      6,108 SH       SOLE                              6,108

Citigroup Inc                 COM             172967424       829,771     20,975 SH       SOLE                             20,975

ConocoPhillips                COM             20825c104       272,553      4,700 SH       SOLE                              4,700

Diageo PLC ADR New            COM             25243Q205       482,058      4,135 SH       SOLE                              4,135

EI du Pont de Nemours and Co  COM             263534109       217,651      4,839 SH       SOLE                              4,839

Goldman Sachs Group Inc       COM             38141g104       755,921      5,926 SH       SOLE                              5,926

Google Inc Cl A               COM             38259p508       438,576        620 SH       SOLE                                620

HSBC Holdings PLC ADR New     COM             404280406       236,958      4,465 SH       SOLE                              4,465

Intel Corp                    COM             458140100       545,420     26,451 SH       SOLE                             26,451

Johnson & Johnson Co          COM             478160104       212,754      3,035 SH       SOLE                              3,035

JPMorgan Chase & Co           COM             46625h100       770,602     17,526 SH       SOLE                             17,526

Lihua International Inc       COM             532352101       114,140     26,000 SH       SOLE                             26,000

McDonalds Corp                COM             580135101       324,789      3,682 SH       SOLE                              3,682

MeetMe Inc                    COM             585141104       118,660     34,000 SH       SOLE                             34,000

Microsoft Corp                COM             594918104       582,886     21,823 SH       SOLE                             21,823

Mitsubishi UFJ Finl Grp ADR   COM             606822104       218,095     40,239 SH       SOLE                             40,239

Morgan Stanley                COM             617446448       760,785     39,790 SH       SOLE                             39,790

News Corp Ltd A               COM             65248e104       252,039      9,880 SH       SOLE                              9,880

Nokia Corp ADR                COM             654902204       434,500    110,000 SH       SOLE                            110,000

Novartis AG Namen Spon ADR    COM             66987v109       222,626      3,517 SH       SOLE                              3,517

Pfizer Inc                    COM             717081103       233,187      9,298 SH       SOLE                              9,298
Pfizer Inc                    COM             717081103        13,041        520 SH       OTHER                               520

Target Inc                    COM             87612e106       383,303      6,478 SH       SOLE                              6,478

Travelers Cos Inc             COM             89417E109       400,971      5,583 SH       SOLE                              5,583

Walt Disney Co The            COM             254687106       237,996      4,780 SH       SOLE                              4,780

Yandex NV                     COM             n97284108    84,002,209  3,899,824 SH       SOLE                          3,899,824

iShares MSCI AC Asia ex Jap   ETF             464288182     2,110,352     34,870 SH       SOLE                             34,870

iShares MSCI EAFE Index Fund  ETF             464287465       487,468      8,573 SH       SOLE                              8,573

iShares MSCI Japan            ETF             464286848     1,746,323    179,110 SH       SOLE                            179,110

iShares Russell 1000 Value    ETF             464287598       320,413      4,400 SH       SOLE                              4,400

iShares Russell 2000 Index    ETF             464287655     6,730,415     79,822 SH       SOLE                             79,822

iShares Russell 2000 Value    ETF             464287630       443,999      5,880 SH       SOLE                              5,880

iShares S&P 500 Value         ETF             464287408       373,377      5,624 SH       SOLE                              5,624

iShares S&P MidCap 400/Value  ETF             464287705     6,795,682     77,101 SH       SOLE                             77,101

Powershares DB Agriculture    ETF             73936b408     2,478,019     88,659 SH       SOLE                             88,659

Powershares DB Commodity      ETF             73935S105     3,001,323    108,039 SH       SOLE                            108,039

SPDR Gold Trust ETF           ETF             78463V107       587,324      3,625 SH       SOLE                              3,625

SPDR S&P 500 ETF Trust        ETF             78462F103    16,322,326    114,615 SH       SOLE                            114,615

Vanguard FTSE Emg Mkts        ETF             922042858     4,660,978    104,671 SH       SOLE                            104,671

Vanguard Total Stock Mkt      ETF             922908769       205,037      2,798 SH       SOLE                              2,798

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